Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents		$ 26,725	$ 21,285
Restricted cash		2,568	2,083
Notes receivable		7,496	4,885
Accounts receivable, net		97,698	89,110
Prepayments and other current assets, net		14,537	18,292
Total Current Assets		149,105	135,697
Property and equipment, net		41,069	40,265
Intangible assets, net		12,160	6,711
Operating lease right-of-use assets, net		18,020	27,880
Long-term investments		1,913	2,040
Deposit for investment		8,471	14,358
Deferred tax assets		6,247	3,587
Deferred issuance costs			81
Other non-current assets		28,853	14,640
Total Assets		265,838	245,259
Current Liabilities
Notes payable		8,471	2,046
Accounts payable		60,584	57,048
Short-term bank loans		36,130	47,655
Salary and welfare payables		4,636	3,241
Accrued expenses and other current liabilities		16,258	6,551
Operating lease liabilities, current		6,315	9,634
Tax payables		2,278	2,207
Total Current Liabilities		136,376	130,796
Operating lease liabilities, non-current		10,899	17,507
Deferred tax liabilities		4,254
Other non-current liabilities		1,996	1,870
Total Liabilities		153,525	150,173
Commitments and Contingencies
Equity
Additional paid-in capital		83,762	75,575
Statutory reserves		4,854	3,974
Retained earnings		26,689	17,275
Accumulated other comprehensive loss		(7,366)	(5,609)
Total Shengfeng Development Limited’s Shareholders’ Equity		107,947	91,223
Non-controlling Interests		4,366	3,863
Total Equity		112,313	95,086
Total Liabilities and Equity		265,838	245,259
Class A Ordinary Share
Equity
Ordinary share value	[1]	4	4
Class B Ordinary Share
Equity
Ordinary share value	[1]	4	4
Related Party
Current Assets:
Due from related parties		81	42
Current Liabilities
Due to related parties		$ 1,704	$ 2,414

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization.